Segmented Information - Summary of Information Relating to Reportable Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 2,818.9	$ 2,316.1
Production costs and royalties	1,698.7	1,535.1
Depreciation	571.7	484.2
Gross profit	548.5	296.8
Mine operating earnings (losses)	32.3	81.0
Capital expenditures	373.6	423.0
Morococha
Disclosure of operating segments [line items]
Mine operating earnings (losses)	0.0	17.9
Manantial Espejo
Disclosure of operating segments [line items]
Mine operating earnings (losses)	6.4	13.9
Escobal
Disclosure of operating segments [line items]
Mine operating earnings (losses)	24.1	26.0
MARA
Disclosure of operating segments [line items]
Mine operating earnings (losses)	0.0	20.4
Silver Segment:
Disclosure of operating segments [line items]
Revenue	671.4	611.2
Production costs and royalties	489.9	496.2
Depreciation	78.7	69.6
Gross profit	102.8	45.4
Capital expenditures	129.6	133.7
Silver Segment: | La Colorada | Mexico
Disclosure of operating segments [line items]
Revenue	161.2	122.5
Production costs and royalties	118.5	128.1
Depreciation	18.2	22.1
Gross profit	24.5	(27.7)
Capital expenditures	55.0	63.9
Silver Segment: | Huaron | Peru
Disclosure of operating segments [line items]
Revenue	172.5	145.4
Production costs and royalties	110.6	105.2
Depreciation	17.3	12.9
Gross profit	44.6	27.3
Capital expenditures	56.5	36.2
Silver Segment: | Morococha | Peru
Disclosure of operating segments [line items]
Revenue		0.0
Production costs and royalties		0.0
Depreciation		0.0
Gross profit		0.0
Capital expenditures		2.1
Silver Segment: | San Vicente | Bolivia
Disclosure of operating segments [line items]
Revenue	96.3	91.5
Production costs and royalties	64.1	69.8
Depreciation	7.7	9.5
Gross profit	24.5	12.2
Capital expenditures	5.0	3.8
Silver Segment: | Manantial Espejo | Argentina
Disclosure of operating segments [line items]
Revenue		37.7
Production costs and royalties		32.4
Depreciation		2.0
Gross profit		3.3
Capital expenditures		0.2
Silver Segment: | Cerro Moro | Argentina
Disclosure of operating segments [line items]
Revenue	241.4	214.1
Production costs and royalties	196.7	160.7
Depreciation	35.5	23.1
Gross profit	9.2	30.3
Capital expenditures	12.2	25.4
Silver Segment: | Escobal | Guatemala
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Production costs and royalties	0.0	0.0
Depreciation	0.0	0.0
Gross profit	0.0	0.0
Capital expenditures	0.9	2.1
Gold Segment:
Disclosure of operating segments [line items]
Revenue	2,147.5	1,704.7
Production costs and royalties	1,208.8	1,038.9
Depreciation	482.7	406.2
Gross profit	456.0	259.6
Capital expenditures	237.8	244.7
Gold Segment: | Dolores | Mexico
Disclosure of operating segments [line items]
Revenue	228.9	267.5
Production costs and royalties	185.8	132.6
Depreciation	134.7	114.3
Gross profit	(91.6)	20.6
Capital expenditures	0.7	8.7
Gold Segment: | Shahuindo | Peru
Disclosure of operating segments [line items]
Revenue	335.0	284.7
Production costs and royalties	141.4	143.7
Depreciation	50.0	45.3
Gross profit	143.6	95.7
Capital expenditures	45.5	57.1
Gold Segment: | La Arena | Peru
Disclosure of operating segments [line items]
Revenue	192.7	190.2
Production costs and royalties	112.0	122.4
Depreciation	34.1	32.4
Gross profit	46.6	35.4
Capital expenditures	17.1	21.2
Gold Segment: | Timmins | Canada
Disclosure of operating segments [line items]
Revenue	293.4	260.6
Production costs and royalties	205.1	201.4
Depreciation	32.8	39.8
Gross profit	55.5	19.4
Capital expenditures	51.6	46.9
Gold Segment: | Jacobina | Brazil
Disclosure of operating segments [line items]
Revenue	477.7	287.5
Production costs and royalties	192.3	129.9
Depreciation	120.8	86.9
Gross profit	164.6	70.7
Capital expenditures	64.3	69.9
Gold Segment: | El Peñon | Chile
Disclosure of operating segments [line items]
Revenue	397.7	259.4
Production costs and royalties	217.2	184.2
Depreciation	75.1	54.2
Gross profit	105.4	21.0
Capital expenditures	36.9	18.6
Gold Segment: | Minera Florida | Chile
Disclosure of operating segments [line items]
Revenue	222.1	154.8
Production costs and royalties	155.0	124.7
Depreciation	35.2	33.3
Gross profit	31.9	(3.2)
Capital expenditures	21.7	22.3
Other segment: | MARA | Argentina
Disclosure of operating segments [line items]
Revenue		0.0
Production costs and royalties		0.0
Depreciation		0.1
Gross profit		(0.1)
Capital expenditures		35.9
Other segment: | Corporate | Canada
Disclosure of operating segments [line items]
Revenue	0.0	0.2
Production costs and royalties	0.0	0.0
Depreciation	8.6	6.2
Gross profit	(8.6)	(6.0)
Capital expenditures	5.2	6.0
Other segment: | Other
Disclosure of operating segments [line items]
Revenue	0.0	0.0
Production costs and royalties	0.0	0.0
Depreciation	1.7	2.1
Gross profit	(1.7)	(2.1)
Capital expenditures	$ 1.0	$ 2.7